Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Changes in Partnership's Capitalized Dry Docking Costs
The following table summarizes the change in the Partnership’s capitalized dry docking costs, from January 1, 2017 to December 31, 2019:

	Year Ended December 31, 2019 $	Year Ended December 31, 2018 $	Year Ended December 31, 2017 $
Balance at January 1,	40,365	39,144	33,538
Cost incurred for dry docking	11,000	15,259	22,283
Write-downs and sales of vessels	—	(2,448)	(2,782)
Dry-dock amortization	(12,601)	(11,590)	(13,895)
Balance at December 31,	38,764	40,365	39,144